Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value (Notes 2 and 3)	$ 178,223,190	$ 164,923,939
Receivables
Employer contributions	164,261	170,777
Notes receivable from participants	3,806,939	3,817,505
Total receivables	3,971,200	3,988,282
Net assets available for benefits	$ 182,194,390	$ 168,912,221